KSOP Plan	3 Months Ended
Mar. 31, 2021
Ksop Plan
KSOP Plan

Note 8. KSOP Plan:

The KSOP Plan was originally adopted in 1990 and was most recently restated effective January 1, 2017. The purpose of the KSOP Plan is to offer retirement benefits to eligible employees of the Company. The KSOP Plan provides for a salary deferral or “401(k)” component, a non-elective contribution of 3% of each eligible Participant’s annual compensation and discretionary contributions. Allocation of Class A common shares or cash to participants' accounts, subject to certain limitations, is at the discretion of the Board. For the 2020 Plan year, the Compensation Committee of the Board recommended that Class A common shares with a fair value of approximately $170,000 be contributed to participants in the KSOP Plan in lieu of a cash-based employer contribution. The shares are expected to be contributed to participants accounts in the second quarter of 2021. As of March 31, 2021, no contributions by the Company had been made for plan year 2021.